Bank Loans (Details) - Schedule of Short-Term Bank Loans from Commercial Banks $ in Thousands, ¥ in Millions	Jun. 30, 2024 USD ($)	Apr. 10, 2024 USD ($)	Apr. 10, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 07, 2023 USD ($)	Dec. 07, 2023 CNY (¥)	Jun. 05, 2023 USD ($)	Jun. 05, 2023 CNY (¥)
Short-Term Debt [Line Items]
Short term bank loans	$ 35,907	$ 7,000	¥ 50.0	$ 36,130	$ 22,600	¥ 160.0	$ 17,500	¥ 125.0
Bank of China Fuzhou Jin’an Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	11,225			11,295
China Merchant Bank Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	10,524			10,589
Xiamen International Bank Co., Ltd. Fuzhou Branch[Member]
Short-Term Debt [Line Items]
Short term bank loans	7,016			7,059
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,403			1,412
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	2,105			2,118
Industrial Bank Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	2,231			2,245
Haixia Bank of Fujian Fuzhou Minjiang Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	$ 1,403			$ 1,412